Consolidated Statements of Loss and Comprehensive Loss - CAD ($)	12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024
General and administrative expenses
Office and administrative	$ (2,030,443)	$ (1,883,141)
Professional fees	(2,072,946)	(773,518)
Marketing and communication	(6,232,874)	(3,858,689)
Regulatory and transfer agent	(576,572)	(335,260)
Salaries and benefits	(3,450,624)	(3,221,549)
Share-based compensation	(9,668,464)	(5,836,747)
Depreciation	(249,333)	(328,976)
Total general and administrative expenses	(24,281,256)	(16,237,880)
Other Income (expense)
Interest and finance income	3,149,518	1,632,960
Foreign exchange gain	(967,064)	(487,069)
Revaluation loss on investment in equity instruments	(460,894)	(691,704)
Gain on debt settlement of Visla Royalties Corp.	321,862	0
Gain on spin out of of Visla Royalties Corp.	13,749,421	0
Loss in share of Visla Royalties Corp.	493,423	0
Transaction costs	0	(164,696)
Other income	143,993	0
Other Income (expense)	16,430,259	289,491
Net loss for the year	(7,850,997)	(15,948,389)
Items that will be reclassified subsequently
Translation (loss) gain on foreign operations	(13,013,933)	12,462,040
Comprehensive loss	$ (20,864,930)	$ (3,486,349)
Basic loss per share	$ (0.03)	$ (0.08)
Diluted loss per share	$ (0.03)	$ (0.08)
Weighted average number of common shares
Basic	267,326,705	212,050,953
Diluted	267,326,705	212,050,953